Other disclosures - Credit default swaps (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Debt Instruments
Notional amount	€ 8,118	€ 8,118
Hedging derivatives, category | SPAIN | Bought | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	216	151
Financial assets, at fair value	2
Financial liabilities at fair value		(2)
Hedging derivatives, category | SPAIN | Sold | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	380	382
Financial assets, at fair value	4
Financial liabilities at fair value		(4)
Hedging derivatives, category | SPAIN | Net Bought Position [Member] | Other Counterparties Risk | Credit default swap
Debt Instruments
Financial liabilities at fair value		(6)
Hedging derivatives, category | SPAIN | Net Sold Position [Member] | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	164	231
Financial assets, at fair value	2
Hedging derivatives, category | PORTUGAL | Bought | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	26	26
Hedging derivatives, category | PORTUGAL | Sold | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	26	26
Hedging derivatives, category | ITALY | Bought | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	312
Financial assets, at fair value	3
Hedging derivatives, category | ITALY | Bought | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	60	205
Financial assets, at fair value	4
Financial liabilities at fair value		(5)
Hedging derivatives, category | ITALY | Sold | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	9	265
Hedging derivatives, category | ITALY | Sold | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	153	75
Financial assets, at fair value	4	5
Hedging derivatives, category | ITALY | Net Bought Position [Member] | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	303
Hedging derivatives, category | ITALY | Net Bought Position [Member] | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	93	130
Hedging derivatives, category | ITALY | Net Sold Position [Member] | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount		€ 265
Financial assets, at fair value	€ (3)